Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total Consolidated Segments [Domain Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	€ 680,328	€ 678,787
Allowance for Credit Losses	4,093	4,259
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	645,967	637,037
Allowance for Credit Losses	549	509
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	24,680	32,335
Allowance for Credit Losses	492	501
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	7,531	7,452
Allowance for Credit Losses	3,015	3,247
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,150	1,963
Allowance for Credit Losses	36	3
Corporate Bank [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	181,375	186,487
Allowance for Credit Losses	988	935
Corporate Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	174,685	178,822
Allowance for Credit Losses	82	77
Corporate Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	4,769	6,120
Allowance for Credit Losses	63	66
Corporate Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,921	1,544
Allowance for Credit Losses	843	793
Corporate Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Investment Bank [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	166,600	166,263
Allowance for Credit Losses	358	218
Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	159,301	154,309
Allowance for Credit Losses	146	124
Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	4,894	9,880
Allowance for Credit Losses	60	56
Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	575	461
Allowance for Credit Losses	117	41
Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,830	1,613
Allowance for Credit Losses	36	(3)
Private Bank [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	270,915	272,608
Allowance for Credit Losses	2,508	2,712
Private Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	251,699	253,548
Allowance for Credit Losses	313	298
Private Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	14,376	14,376
Allowance for Credit Losses	360	366
Private Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	4,520	4,413
Allowance for Credit Losses	1,834	2,049
Private Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	321	271
Allowance for Credit Losses	0	0
Asset Management [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,066	2,303
Allowance for Credit Losses	2	1
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,965	1,998
Allowance for Credit Losses	1	0
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	101	304
Allowance for Credit Losses	1	0
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	2
Allowance for Credit Losses	0	0
Asset Management [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Capital Release Unit [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	16,930	41,517
Allowance for Credit Losses	230	388
Capital Release Unit [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	16,051	39,311
Allowance for Credit Losses	1	6
Capital Release Unit [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	378	1,096
Allowance for Credit Losses	7	12
Capital Release Unit [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	502	1,031
Allowance for Credit Losses	221	364
Capital Release Unit [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	79
Allowance for Credit Losses	0	6
Corporate & Other [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	42,442	9,609
Allowance for Credit Losses	8	5
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	42,266	9,050
Allowance for Credit Losses	5	3
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	163	559
Allowance for Credit Losses	2	1
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	13	1
Allowance for Credit Losses	1	1
Corporate & Other [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	€ 0	€ 0